REDEEMABLE NON-CONTROLLING INTEREST	12 Months Ended
Dec. 31, 2023
Redeemable Noncontrolling Interest, Equity, Redemption Value [Abstract]
REDEEMABLE NON-CONTROLLING INTEREST
NOTE 3: REDEEMABLE NON-CONTROLLING INTEREST

In January 2019, the Company entered into an agreement with Japan Cloud Computing, L.P. and M30 LLC (collectively, the “Investors”), which was amended on July 26, 2022, to engage in the investment, organization, management, and operation of the Japanese subsidiary that is focused on the distribution of the Company’s products in Japan. As of December 31, 2023, the Company contributed an aggregate amount of approximately $4,750 in cash in exchange for 51% of the outstanding common stock of the Japanese subsidiary. As of December 31, 2023 and 2022, the Company controls a majority stake in the Japanese subsidiary and as a result, the Company consolidated the Japanese subsidiary and all intercompany accounts have been eliminated.

The agreement with the minority investors of the Japanese subsidiary contains redemption features whereby the interest held by the minority investors are redeemable either (i) at the option of the minority investors or (ii) at the option of the Company, both beginning on the eighth anniversary of the initial capital contribution. Should the call or put option be exercised, the redemption value would be determined based on a prescribed formula derived from certain financial performance indicators of the Japanese subsidiary and the Company and may be settled, at the Company’s discretion, with Company shares or cash.
The balance of the redeemable non-controlling interest is reported at the greater of the initial carrying amount adjusted for the redeemable non-controlling interest’s share of earnings or losses and other comprehensive income or loss, or its estimated redemption value. The resulting changes in the estimated redemption amount (increases or decreases) are recorded with corresponding adjustments against retained earnings or, in the absence of retained earnings, additional paid-in-capital. Since the share redemption feature does not include a share cap these interests are presented on the consolidated balance sheets outside of permanent equity under the caption “Redeemable non-controlling interest”.

The following table summarizes the activity in the redeemable non-controlling interests for the period indicated below:

	Year ended December 31,
	2023	2022	2021

Balance, beginning of period	$8,080	$23,901	$8,647
Net loss attributable to redeemable non-controlling interest	(266)	(743)	(1,169)
Adjustment to redeemable non-controlling interest	2,649	(14,979)	16,689
Foreign currency translation	(34)	(99)	(266)
Balance, end of period	$10,429	$8,080	$23,901